UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           December 31, 2007

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:         ShareInVest Research L.P.
Address:      c/o The Millburn Corporation
              1270 Avenue of the Americas
              New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth P. Pearlman
Title:    Principal of ShareInVest Research L.P.
Phone:    305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman        Sunny Isles, Florida            Febaruary 7, 2008
-----------------------        --------------------            -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $101,252
                                          (thousands)

List of Other Included Managers:            None



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

                           FORM 13F INFORMATION TABLE

    COLUMN 1                  COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8
    --------                  --------       --------   --------       --------        --------      --------       --------
                                                          VALUE    HRS OR SH/ PUT/    INVESTMENT       OTHER     VOTING AUTHORITY
 NAME OF ISSUER            TITLE OF CLASS      CUSIP    (X$1000)   RN AMT PRN CALL    DISCRETION     MANAGERS   SOLE SHARED NONE
 --------------            --------------      -----    --------   ---------------    ----------     --------   ----------------


ABB LTD                        SPONSORED ADR   000375204     4,320   150,000 SH            Sole         N/A         150,000

AMERICAN AXLE & MFG HLDGS IN   COM             024061103     3,268   175,500 SH            Sole         N/A         175,500

AMERICAN EAGLE OUTFITTERS NE   COM             02553E106     5,391   259,543 SH            Sole         N/A         259,543

BEST BUY INC                   COM             086516101       328   6,225 SH              Sole         N/A           6,225

CARMAX, INC                    COM             143130102     1,905   96,468 SH             Sole         N/A          96,468

CARNIVAL CORP                  PAIRED CTF      143658300     2,451   55,100 SH             Sole         N/A          55,100

CARTER INC                     COM             146229109     1,908   98,600 SH             Sole         N/A          98,600

CENTEX CORP                    COM             152312104     1,495   59,200 SH             Sole         N/A          59,200

CHAMPION ENTERPRISES INC       COM             158496109     1,537   163,200 SH            Sole         N/A         163,200

COACH INC                      COM             189754104     2,908   95,100 SH             Sole         N/A          95,100

EAGLE MATERIALS INC            COM             26969P108       930   26,206 SH             Sole         N/A          26,206

GENENTECH INC                  COM NEW         368710406     9,290   138,509 SH            Sole         N/A         138,509

HEARTLAND EXPRESS INC          COM             422347104     3,607   254,383 SH            Sole         N/A         254,383

HUNT J B TRANS SVCS INC        COM             445658107     6,094   221,200 SH            Sole         N/A         221,200

KNIGHT TRANSN INC              COM             499064103     5,881   397,121 SH            Sole         N/A         397,121

LOWES COS INC                  COM             548661107     2,825   124,900 SH            Sole         N/A         124,900

LULULEMON ATHLETICA INC        COM             550021109     1,895   40,000 SH             Sole         N/A          40,000

MAGNA ENTMT CORP               CLA             559211107       166   171,300 SH            Sole         N/A         171,300

MEDTRONIC INC                  COM             585055106       759   15,100 SH             Sole         N/A          15,100

OLD DOMINION FGHT LINES INC    COM             679580100     2,321   100,412 SH            Sole         N/A         100,412

QUANTA SVCS INC                COM             74762E102     9,074   345,821 SH            Sole         N/A         345,821

RYANAIR HLDGS PLC              ADR             783513104    12,127   307,476 SH            Sole         N/A         307,476

SOUTHWESTERN ENERGY CO         COM             845467109     4,402   79,000 SH             Sole         N/A          79,000

STAPLES, INC                   COM             855030102     3,377   146,396 SH            Sole         N/A         146,396

TEXAS ROADHOUSE INC            CLA             882681109     2,502   226,200 SH            Sole         N/A         226,200

THOR INDS INC                  COM             885160101     2,075   54,600 SH             Sole         N/A          54,600

TOLL BROTHERS INC              COM             889478103     1,374   68,500 SH             Sole         N/A          68,500

URBAN OUTFITTERS INC           COM             917047102     7,042   258,324 SH            Sole         N/A         258,324


                              TOTAL                        101,252
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